Commitments and Contingencies - Other commitments and guarantees (Details) - GasLog LNG Services Ltd. - item	1 Months Ended		46 Months Ended
	Oct. 31, 2021	Mar. 31, 2019	Jun. 30, 2021	Jun. 30, 2022
Wartsila
Commitments
Number of maintenance agreements related to carriers			24
Samsung
Commitments
Number of vessels covered by agreement		19
Period of services to be provided (in years)		6 years
Number of vessels with ballast water management system installed				14
Hyundai
Commitments
Number of vessels covered by agreement	6
Period of services to be provided (in years)	5 years